FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Schedule of Financial Assets At Fair Value Through Other Comprehensive Income (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Asset-backed securities:
Total debt instruments held	£ 6,835	£ 5,405
Total financial assets at fair value through other comprehensive income	28,137	27,603
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,613	14,286
Asset-backed securities:
Corporate and other debt securities	13,134	12,935
Total debt instruments held	27,817	27,401
Treasury and other bills	85	36
Equity shares	235	166
Total financial assets at fair value through other comprehensive income	28,137	27,603
Financial assets at fair value through other comprehensive income | Debt securities
Debt securities:
Government securities	14,613	14,286
Asset-backed securities:
Other asset-backed securities	70	180
Corporate and other debt securities	13,134	12,935
Total debt instruments held	£ 27,817	£ 27,401